SHORT-TERM AND LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Schedule of debt
Short and long-term debt for the company as of December 31, 2023 and 2022, is detailed in the table below:

(in thousands of $)	2023	2022
U.S. dollar denominated floating rate debt
$629 Million Facility	—	467,865
Flex Amber Sale and Leaseback	—	139,022
$320 Million Sale and Leaseback	287,275	305,974
$125 million term tranche under the $375 Million Facility	97,354	119,475
Flex Enterprise $150 Million Facility	137,718	147,542
Flex Resolute $150 Million Facility	142,106	150,000
$330 Million Sale and Leaseback	313,000	—
$140 million term tranche under the $290 Million Facility	129,104	—
Flex Rainbow $180 Million Sale and Leaseback	174,066	—
Total U.S. dollar floating rate debt	1,280,623	1,329,878

U.S. dollar denominated fixed rate debt
Flex Volunteer Sale and Leaseback	145,881	152,801
Total U.S. dollar denominated fixed rate debt	145,881	152,801

U.S. dollar denominated revolving credit facilities
$250 million revolving tranche under the $375 Million Facility	250,000	250,000
$150 million revolving tranche under the $290 Million Facility	150,000	—
Total U.S. dollar denominated revolving credit facilities	400,000	250,000

Total debt	1,826,504	1,732,679
Less
Current portion of debt	(106,135)	(99,706)
Long-term portion of debt issuance costs	(12,096)	(13,749)
Long-term debt	1,708,273	1,619,224

Schedule of capital commitments
Capital commitments relating to our long-term debt obligations as of December 31, 2023 are detailed in the table below:

(in thousands of $)
2024	106,135
2025	106,815
2026	107,545
2027	108,306
2028	448,534
Thereafter	949,169
Total	1,826,504